Debt and Lease Arrangements - Schedule of Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current Debt [Member]
Disclosure Of Net Debt [Line Items]
Beginning balance	$ (11,795)	$ (9,484)
Cash flow	10,392	11,457
Finance lease additions	(51)	(56)
Other movements	(8,939)	(13,232)
Currency translation differences and foreign exchange gains/(losses)	259	(480)
Ending balance	(10,134)	(11,795)
Non-Current Debt [Member]
Disclosure Of Net Debt [Line Items]
Beginning balance	(73,870)	(82,992)
Cash flow	(2,418)	(113)
Finance lease additions	(652)	(1,772)
Other movements	9,270	13,749
Currency translation differences and foreign exchange gains/(losses)	980	(2,742)
Ending balance	(66,690)	(73,870)
Derivative financial instruments [Member]
Disclosure Of Net Debt [Line Items]
Beginning balance	(591)	(4,045)
Cash flow	446	485
Other movements	(261)	(272)
Currency translation differences and foreign exchange gains/(losses)	(939)	3,241
Ending balance	(1,345)	(591)
Cash And Cash Equivalent
Disclosure Of Net Debt [Line Items]
Beginning balance	20,312	19,130
Cash flow	6,878	535
Currency translation differences and foreign exchange gains/(losses)	(449)	647
Ending balance	26,741	20,312
Debt1
Disclosure Of Net Debt [Line Items]
Beginning balance	(65,944)	(77,391)
Cash flow	15,298	12,364
Finance lease additions	(703)	(1,828)
Other movements	70	245
Currency translation differences and foreign exchange gains/(losses)	(149)	666
Ending balance	$ (51,428)	$ (65,944)